Note 22 - Financial Instruments - Change in Fair Value of Contingent Consideration Liability (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Fair value adjustments (note 5)	$ (8,928)	$ (4,365)
Less: current portion	16,813	17,122
Non-current portion	68,180	76,743
Fair Value, Inputs, Level 3 [Member]
Balance	93,865	50,300
Amounts recognized on acquisitions		61,525
Fair value adjustments (note 5)	10,849	1,675
Resolved and settled in cash	(19,665)	(18,757)
Other	(58)	(877)
Balance	84,993	93,865
Less: current portion	16,813	17,122
Non-current portion	$ 68,180	$ 76,743